Long-term Investments - Summary of long-term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Long-term Investments
Investments in equity method investees	¥ 6,109,240		¥ 5,239,242
Equity investments with readily determinable fair values	3,107,266		2,567,268
Equity investments without readily determinable fair values	12,021,518		10,463,304
Investments accounted for at fair values	490,781		246,073
Debt investments	54,382		28,471
Total	¥ 21,783,187	$ 3,068,098	¥ 18,544,358